Disclosure on Individual Items of the Consolidated Financial Statements (Details) - Schedule of Cost of Goods Sold - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
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Disclosure on Individual Items of the Consolidated Financial Statements (Details) - Schedule of Cost of Goods Sold [Line Items]
Cost of materials	€ 95,007	€ 23,554	€ 26,433
Personnel expenses	9,623	3,388	3,097
Depreciation and amortization	4,082	3,517	3,103
Other expenses	1,558	445	2,677
Total	110,270	30,904	35,310
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Disclosure on Individual Items of the Consolidated Financial Statements (Details) - Schedule of Cost of Goods Sold [Line Items]
Cost of materials	153	344	1,304
Personnel expenses	1,083	182	49
Depreciation and amortization	247	168	106
Other expenses	1,350	1,007	553
Total	€ 2,832	€ 1,701	€ 2,012